Cover Non-Printing	Apr. 23, 2026
Cover [Abstract]
Entity Central Index Key	0001466258
Amendment Flag	false
No Trading Symbol Flag
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity Address, Postal Zip Code	00000